Average Annual Total Returns - Columbia Dividend Opportunity Fund	Oct. 01, 2020
MSCIUSAHighDividendYieldIndexNetreflectsreinvesteddividendsnetofwithholdingtaxesbutreflectsnodeductionsforfeesexpensesorothertaxes [Member]
Average Annual Return:
1 Year	21.26%
5 Years	9.78%
10 Years	12.65%
RussellValueIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Class A
Average Annual Return:
1 Year	16.25%
5 Years	6.79%
10 Years	10.45%
Inception Date	Aug. 01, 1988
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	13.05%
5 Years	4.59%
10 Years	8.22%
Inception Date	Aug. 01, 1988
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.78%
5 Years	5.05%
10 Years	7.98%
Inception Date	Aug. 01, 1988
Class C
Average Annual Return:
1 Year	21.51%
5 Years	7.26%
10 Years	10.27%
Inception Date	Jun. 26, 2000
Class R
Average Annual Return:
1 Year	23.21%
5 Years	7.80%
10 Years	10.83%
Inception Date	Aug. 01, 2008
Class Inst2
Average Annual Return:
1 Year	23.67%
5 Years	8.42%
10 Years	11.49%
Inception Date	Aug. 01, 2008
Class Inst
Average Annual Return:
1 Year	23.67%
5 Years	8.34%
10 Years	11.36%
Inception Date	Sep. 27, 2010
Class Adv
Average Annual Return:
1 Year	23.69%
5 Years	8.32%
10 Years	11.29%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	23.86%
5 Years	8.47%
10 Years	11.40%
Inception Date	Nov. 08, 2012